Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other financial assets

	JPY (millions) As of March 31
	2018	2019
Derivative assets	¥3,289	¥8,315
Investment in convertible notes at FVTPL	—	9,865
Investment in debt securities at FVTPL	—	1,608
Investment in equity instruments at FVTOCI	—	168,732
Available-for-sale financial assets	169,814	—
Restricted deposits	87,381	15,577
Other	16,598	11,420
Total	¥277,082	¥215,517
Non-current	¥196,436	¥192,241
Current	¥80,646	¥23,276